JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 48.1%
Fixed Income — 13.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	14,419	114,197
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,407	43,888
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,960	13,444
JPMorgan High Yield Fund Class R6 Shares (a)	14,112	97,369
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	892	9,572
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,345	49,866

Total Fixed Income		328,336

International Equity — 6.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,333	163,786

U.S. Equity — 27.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,595	652,681

TOTAL INVESTMENT COMPANIES (Cost $941,592)		1,144,803

EXCHANGE-TRADED FUNDS — 32.6%
Alternative Assets — 2.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	648	68,903

Fixed Income — 6.7%
JPMorgan High Yield Research Enhanced ETF (a)	496	24,278
JPMorgan U.S. Aggregate Bond ETF (a)	2,682	135,460

Total Fixed Income		159,738

International Equity — 16.3%
JPMorgan BetaBuilders International Equity ETF (a)	6,981	387,812

U.S. Equity — 6.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,044	89,312
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,142	69,668

Total U.S. Equity		158,980

TOTAL EXCHANGE-TRADED FUNDS (Cost $695,102)		775,433

	Principal Amount ($000)
CORPORATE BONDS — 4.8%
Aerospace & Defense — 0.1%
Boeing Co. (The)
1.17%, 2/4/2023	85	84
1.95%, 2/1/2024	85	83
1.43%, 2/4/2024	170	164
2.50%, 3/1/2025	249	245
2.75%, 2/1/2026	85	82
2.20%, 2/4/2026	105	99
2.70%, 2/1/2027	1,496	1,436
3.45%, 11/1/2028	180	173
L3Harris Technologies, Inc.
1.80%, 1/15/2031	100	87
Northrop Grumman Corp.
5.15%, 5/1/2040	220	256
3.85%, 4/15/2045	115	114
Raytheon Technologies Corp.
2.25%, 7/1/2030	373	345
2.82%, 9/1/2051	385	324

		3,492

Airlines — 0.0%(b)
American Airlines Pass-Through Trust
Series 2021-1, Class A Shares, 2.88%, 7/11/2034	719	649

Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	292	330
Hyundai Capital America
1.15%, 11/10/2022 (c)	945	939
2.65%, 2/10/2025 (c)	596	577
1.30%, 1/8/2026 (c)	90	82
2.38%, 10/15/2027 (c)	730	668
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (c)	289	283

		2,879

Banks — 1.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (c)(d)	300	275
AIB Group plc (Ireland)
4.75%, 10/12/2023 (c)	865	880
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (c)	330	336
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	200	181
2.75%, 12/3/2030	600	528
Bank of America Corp.
4.00%, 1/22/2025	724	737
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	511	472
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	125	119

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,230	1,239
(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	175	164
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	1,081	914
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (c)	460	469
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c)(d)	203	184
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (c)	345	317
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (d)	385	370
3.65%, 3/16/2025	865	867
4.34%, 1/10/2028	265	269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	200	181
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (c)(d)	665	595
(SOFR + 1.22%), 2.16%, 9/15/2029 (c)(d)	346	308
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (c)(d)	250	217
Citigroup, Inc.
3.88%, 3/26/2025	1,316	1,333
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	500	500
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	442	438
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	110	99
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	367	367
Commonwealth Bank of Australia (Australia)
3.31%, 3/11/2041 (c)	255	222
Credit Agricole SA (France)
4.38%, 3/17/2025 (c)	580	587
(SOFR + 0.89%), 1.25%, 1/26/2027 (c)(d)	317	288
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (c)(d)	320	289
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	880	803
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,660	1,505
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	200	180
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (c)	400	396
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	205	188
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	813	821
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	210	191
NatWest Group plc (United Kingdom) 3.88%, 9/12/2023	440	444
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	375	385
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (c)	200	184
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	215	196
Societe Generale SA (France)
4.25%, 4/14/2025 (c)	780	775
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (c)(d)	300	271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (c)(d)	255	230
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (c)(d)	590	529
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (c)(d)	1,105	1,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (c)(d)	200	182
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)	265	239

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,557
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	484	458
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	50	42
3.13%, 11/18/2041	217	186

		24,975

Beverages — 0.0%(b)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	940	895
Keurig Dr Pepper, Inc.
3.80%, 5/1/2050	244	232

		1,127

Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	263
3.20%, 11/21/2029	624	616
4.05%, 11/21/2039	600	616
4.25%, 11/21/2049	210	218
Amgen, Inc.
3.15%, 2/21/2040	429	392
3.00%, 1/15/2052	100	85
Biogen, Inc.
2.25%, 5/1/2030	125	112
Gilead Sciences, Inc.
1.65%, 10/1/2030	415	365
2.60%, 10/1/2040	253	213
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	415	360

		3,240

Building Products — 0.0%(b)
Masco Corp.
2.00%, 10/1/2030	203	176

Capital Markets — 0.6%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	250	222
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (c) (d)	250	224
4.28%, 1/9/2028 (c)	1,015	1,013
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	795	737
(SOFR + 1.72%), 3.04%, 5/28/2032 (d)	408	367
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (d)	728	713
4.25%, 10/21/2025	1,293	1,324
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (d)	1,149	1,052
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	274	262
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	693	694
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (c) (d)	420	382
(SOFR + 1.53%), 2.87%, 1/14/2033 (c) (d)	200	178
Morgan Stanley
5.00%, 11/24/2025	968	1,020
3.13%, 7/27/2026	883	875
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	415	374
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	255	235
S&P Global, Inc.
2.70%, 3/1/2029 (c)	311	302
4.25%, 5/1/2029 (c)	285	300
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (c) (d)	540	472

		10,746

Chemicals — 0.0%(b)
DuPont de Nemours, Inc.
5.32%, 11/15/2038	197	226
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050 (c)	141	124
LYB International Finance III LLC
1.25%, 10/1/2025	127	118
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	111	129

		597

Construction & Engineering — 0.0%(b)
Quanta Services, Inc.
2.35%, 1/15/2032	350	304

Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	400	394
6.50%, 7/15/2025	200	212
2.45%, 10/29/2026	150	139
4.63%, 10/15/2027	880	896
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (c)	207	199
5.50%, 1/15/2026 (c)	650	671
2.13%, 2/21/2026 (c)	110	100
4.25%, 4/15/2026 (c)	20	20
2.53%, 11/18/2027 (c)	1,092	965
Capital One Financial Corp.
3.80%, 1/31/2028	200	201
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	230	207

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (c)	575	579
5.50%, 2/15/2024 (c)	59	60

		4,643

Containers & Packaging — 0.0% (b)
Graphic Packaging International LLC
1.51%, 4/15/2026 (c)	238	219

Diversified Consumer Services — 0.0% (b)
University of Miami
Series 2022, 4.06%, 4/1/2052	110	110

Diversified Financial Services — 0.0% (b)
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (c)	130	125
Shell International Finance BV (Netherlands)
3.13%, 11/7/2049	215	196

		321

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	582	555
2.75%, 6/1/2031	777	728
3.50%, 6/1/2041	584	538
3.55%, 9/15/2055	369	325
NBN Co. Ltd. (Australia)
2.63%, 5/5/2031 (c)	500	456
Verizon Communications, Inc.
2.10%, 3/22/2028	150	140
3.15%, 3/22/2030	561	551
2.36%, 3/15/2032 (c)	132	119
2.65%, 11/20/2040	204	174

		3,586

Electric Utilities — 0.3%
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	113	100
Duke Energy Progress LLC
2.90%, 8/15/2051	165	145
Duquesne Light Holdings, Inc.
2.78%, 1/7/2032 (c)	85	76
Edison International
5.75%, 6/15/2027	225	241
Emera US Finance LP (Canada)
4.75%, 6/15/2046	223	232
Entergy Arkansas LLC
2.65%, 6/15/2051	84	68
Entergy Louisiana LLC
4.00%, 3/15/2033	166	172
2.90%, 3/15/2051	70	60
Evergy, Inc.
2.90%, 9/15/2029	441	421
Fells Point Funding Trust
3.05%, 1/31/2027 (c)	530	508
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (c)	210	201
Fortis, Inc. (Canada)
3.06%, 10/4/2026	283	280
Indiana Michigan Power Co.
3.25%, 5/1/2051	150	134
ITC Holdings Corp.
2.95%, 5/14/2030 (c)	136	129
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (c)	212	216
Massachusetts Electric Co.
4.00%, 8/15/2046 (c)	103	98
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (c)	280	220
NRG Energy, Inc.
2.00%, 12/2/2025 (c)	105	99
2.45%, 12/2/2027 (c)	365	336
OGE Energy Corp.
0.70%, 5/26/2023	130	127
Ohio Power Co.
Series R, 2.90%, 10/1/2051	200	166
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	160	157
Pacific Gas and Electric Co.
1.37%, 3/10/2023	665	653
1.70%, 11/15/2023	170	166
3.25%, 2/16/2024	460	458
3.45%, 7/1/2025	130	127
2.95%, 3/1/2026	328	312
3.75%, 8/15/2042 (e)	79	64
4.30%, 3/15/2045	80	68
PacifiCorp
4.15%, 2/15/2050	135	141
Public Service Co. of Oklahoma
Series K, 3.15%, 8/15/2051	90	79
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	186
Series C, 4.13%, 3/1/2048	131	129
Union Electric Co. 3.90%, 4/1/2052 (f)	191	198

		6,767

Energy Equipment & Services — 0.0% (b)
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (c)	296	301

Entertainment — 0.0% (b)
Activision Blizzard, Inc.
1.35%, 9/15/2030	236	205
Walt Disney Co. (The)
2.65%, 1/13/2031	386	369
3.50%, 5/13/2040	371	361

		935

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Campus Communities Operating Partnership LP
2.25%, 1/15/2029	150	137
American Tower Corp.
1.50%, 1/31/2028	185	163
1.88%, 10/15/2030	1,039	885
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	156
2.50%, 8/16/2031	100	88
Corporate Office Properties LP
2.75%, 4/15/2031	271	243

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

CubeSmart LP
2.00%, 2/15/2031	505	439
Equinix, Inc.
2.90%, 11/18/2026	314	304
2.00%, 5/15/2028	424	382
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	414	358
Healthpeak Properties, Inc.
2.13%, 12/1/2028	323	297
Life Storage LP
2.40%, 10/15/2031	290	256
Office Properties Income Trust
2.65%, 6/15/2026	280	256
2.40%, 2/1/2027	350	311
Physicians Realty LP
2.63%, 11/1/2031	130	117
Realty Income Corp.
1.80%, 3/15/2033	275	228
Sabra Health Care LP
3.20%, 12/1/2031	205	183
Safehold Operating Partnership LP
2.85%, 1/15/2032	391	344
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (c)	565	568
UDR, Inc.
2.10%, 8/1/2032	416	359
1.90%, 3/15/2033	65	54
WP Carey, Inc.
2.40%, 2/1/2031	163	147
2.45%, 2/1/2032	160	141
2.25%, 4/1/2033	90	77

		6,493

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (c)	595	586
1.30%, 2/10/2028 (c)	112	98
2.50%, 2/10/2041 (c)	112	90
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (c)	300	269
3.63%, 5/13/2051 (c)	335	304
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (c)	113	111

		1,458

Food Products — 0.0% (b)
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	143	132
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	244
4.38%, 6/1/2046	132	130
Smithfield Foods, Inc.
3.00%, 10/15/2030 (c)	443	401

		907

Gas Utilities — 0.0% (b)
Atmos Energy Corp.
0.63%, 3/9/2023	85	84
2.85%, 2/15/2052	230	195
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	202	177

		456

Health Care Equipment & Supplies — 0.0% (b)
Boston Scientific Corp.
4.55%, 3/1/2039	68	73
DH Europe Finance II SARL
3.25%, 11/15/2039	119	114

		187

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	422	387
Banner Health
1.90%, 1/1/2031	288	255
Beth Israel Lahey Health, Inc.
Series L, 3.08%, 7/1/2051	115	99
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	175	148
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	215	179
CommonSpirit Health
1.55%, 10/1/2025	75	70
2.78%, 10/1/2030	170	159
3.91%, 10/1/2050	75	71
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	350	300
HCA, Inc.
5.25%, 6/15/2026	968	1,023
3.50%, 7/15/2051	270	234
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	150	140
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	45	39
MultiCare Health System
2.80%, 8/15/2050	132	109
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	160	142
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	215	175
Universal Health Services, Inc.
2.65%, 10/15/2030 (c)	245	222
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	340	287

		4,039

Hotels, Restaurants & Leisure — 0.0% (b)
Starbucks Corp.
3.35%, 3/12/2050	214	193

Household Durables — 0.0% (b)
Lennar Corp.
4.50%, 4/30/2024	75	77

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (c)	670	649

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Constellation Energy Generation LLC
3.25%, 6/1/2025	892	889
5.75%, 10/1/2041	205	221
Southern Power Co.
5.15%, 9/15/2041	230	244

		2,003

Industrial Conglomerates — 0.0% (b)
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	522	561
Roper Technologies, Inc.
1.75%, 2/15/2031	218	188

		749

Insurance — 0.1%
Athene Global Funding
0.95%, 1/8/2024 (c)	441	424
2.75%, 6/25/2024 (c)	313	308
2.50%, 1/14/2025 (c)	124	120
Berkshire Hathaway Finance Corp.
3.85%, 3/15/2052	180	184
Brown & Brown, Inc.
2.38%, 3/15/2031	422	371
Corebridge Financial, Inc.
3.65%, 4/5/2027 (c)	160	160
3.85%, 4/5/2029 (c)	115	115
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (c)	316	268
New York Life Insurance Co.
3.75%, 5/15/2050 (c)	438	425
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (c)	190	174
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (c)	429	380

		2,929

IT Services — 0.0% (b)
CGI, Inc. (Canada)
1.45%, 9/14/2026 (c)	204	187
2.30%, 9/14/2031 (c)	366	319
Global Payments, Inc.
3.20%, 8/15/2029	367	349

		855

Leisure Products — 0.0% (b)
Hasbro, Inc.
3.90%, 11/19/2029	259	260

Machinery — 0.0% (b)
Otis Worldwide Corp.
3.11%, 2/15/2040	294	259

Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	137
3.50%, 3/1/2042	160	132
3.70%, 4/1/2051	467	385
Comcast Corp.
3.25%, 11/1/2039	380	360
2.80%, 1/15/2051	270	228
Discovery Communications LLC
3.63%, 5/15/2030	164	159

		1,401

Metals & Mining — 0.0% (b)
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (c)	295	295
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (c)	346	310
Steel Dynamics, Inc.
1.65%, 10/15/2027	275	250
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	190	227

		1,082

Multiline Retail — 0.0% (b)
Kohl’s Corp.
3.38%, 5/1/2031	364	351
Nordstrom, Inc.
4.25%, 8/1/2031	272	248

		599

Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	204	173
CenterPoint Energy, Inc.
1.45%, 6/1/2026	211	196
Consumers Energy Co.
3.25%, 8/15/2046	102	94
Puget Energy, Inc.
2.38%, 6/15/2028	258	236
San Diego Gas & Electric Co.
2.95%, 8/15/2051	350	306
Southern Co. Gas Capital Corp.
Series 21A, 3.15%, 9/30/2051	160	136
WEC Energy Group, Inc.
1.38%, 10/15/2027	236	212

		1,353

Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP
4.45%, 7/15/2027	185	189
BP Capital Markets America, Inc.
3.63%, 4/6/2030	279	283
2.77%, 11/10/2050	208	174
3.00%, 3/17/2052	75	65
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	375	396
Coterra Energy, Inc.
3.90%, 5/15/2027 (c)	140	141
Diamondback Energy, Inc.
3.25%, 12/1/2026	346	345
Energy Transfer LP
3.90%, 5/15/2024 (e)	535	539
3.90%, 7/15/2026	303	305
4.40%, 3/15/2027	445	452
5.00%, 5/15/2044 (e)	525	514
Enterprise Products Operating LLC
4.45%, 2/15/2043	317	319
Exxon Mobil Corp.
3.00%, 8/16/2039	643	596

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (c)	180	167
4.32%, 12/30/2039 (c)	130	121
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (c)	200	181
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (c)	500	479
3.45%, 10/15/2027 (c)	306	295
HollyFrontier Corp.
2.63%, 10/1/2023	202	200
5.88%, 4/1/2026	109	113
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (c)	200	186
MPLX LP
4.50%, 4/15/2038	226	231
NGPL PipeCo LLC
3.25%, 7/15/2031 (c)	195	182
Phillips 66 Partners LP
3.55%, 10/1/2026	214	214
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	438	463
Targa Resources Corp.
4.20%, 2/1/2033 (f)	90	91
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	429	391

		7,632

Personal Products — 0.0% (b)
GSK Consumer Healthcare Capital US LLC
4.00%, 3/24/2052 (c)	350	351

Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	66
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	285
2.35%, 11/13/2040	457	385
Merck & Co., Inc.
2.35%, 6/24/2040	312	269
Royalty Pharma plc
2.15%, 9/2/2031	31	27
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	950
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	227	225
Viatris, Inc.
3.85%, 6/22/2040	252	218
4.00%, 6/22/2050	181	152

		2,577

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	219	218
Kansas City Southern
4.70%, 5/1/2048	178	196
Norfolk Southern Corp.
3.05%, 5/15/2050	215	192
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (c)	700	652
Union Pacific Corp.
3.55%, 8/15/2039	297	293

		1,551

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.
2.38%, 6/1/2030	610	567
Analog Devices, Inc.
2.80%, 10/1/2041	224	201
Broadcom, Inc.
1.95%, 2/15/2028 (c)	470	423
3.19%, 11/15/2036 (c)	69	60
KLA Corp.
3.30%, 3/1/2050	370	349
Microchip Technology, Inc.
0.97%, 2/15/2024	235	225
0.98%, 9/1/2024 (c)	360	341
NXP BV (China)
2.50%, 5/11/2031 (c)	330	296
3.25%, 5/11/2041 (c)	340	299
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (c)	350	296

		3,057

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	63	61
Oracle Corp.
2.30%, 3/25/2028	210	192
2.95%, 4/1/2030	560	517
3.80%, 11/15/2037	540	488
VMware, Inc.
1.40%, 8/15/2026	394	362
4.70%, 5/15/2030	364	385
Workday, Inc.
3.50%, 4/1/2027	235	235

		2,240

Specialty Retail — 0.0% (b)
Lowe’s Cos., Inc.
1.70%, 10/15/2030	235	205
3.70%, 4/15/2046	438	419
Tractor Supply Co.
1.75%, 11/1/2030	436	375

		999

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	397
2.70%, 8/5/2051	315	274
Dell International LLC
6.20%, 7/15/2030	850	969

		1,640

Thrifts & Mortgage Finance — 0.0% (b)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (d)	1,114	1,028

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	340	296

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	373
4.39%, 8/15/2037	255	237
3.73%, 9/25/2040	346	283

		1,189

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	390	384
2.88%, 1/15/2026	235	227
1.88%, 8/15/2026	675	622

		1,233

Wireless Telecommunication Services — 0.0% (b)
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	220	209
Rogers Communications, Inc. (Canada)
4.55%, 3/15/2052 (c)	155	154

		363

TOTAL CORPORATE BONDS (Cost $125,590)		114,227

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
1.13%, 5/15/2040	11,579	9,124
1.13%, 8/15/2040	10,853	8,508
1.88%, 2/15/2041	2,964	2,639
2.25%, 5/15/2041	341	322
1.75%, 8/15/2041	485	420
2.00%, 11/15/2041	225	204
2.25%, 8/15/2046	930	870
1.25%, 5/15/2050	966	721
1.38%, 8/15/2050	13,925	10,717
1.63%, 11/15/2050	2,118	1,736
1.88%, 2/15/2051	3,711	3,242
2.38%, 5/15/2051	70	69
U.S. Treasury Notes
0.13%, 1/31/2023 (g)	11,658	11,521
0.13%, 2/15/2024	1,164	1,118
1.75%, 7/31/2024	7,180	7,068
0.38%, 11/30/2025	4,423	4,089
1.88%, 2/28/2027	2,197	2,138
1.25%, 4/30/2028	3,385	3,153
1.25%, 5/31/2028	3,218	2,996
1.00%, 7/31/2028	2,205	2,018
1.88%, 2/28/2029	1,703	1,644
1.50%, 2/15/2030	3,165	2,967
0.63%, 8/15/2030	1,960	1,702
0.88%, 11/15/2030	1,100	974
1.13%, 2/15/2031	4,154	3,751
1.88%, 2/15/2032	2,491	2,392
U.S. Treasury STRIPS Bonds
1.04%, 8/15/2026 (h)	2,540	2,280

TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,175)		88,383

ASSET-BACKED SECURITIES — 3.7%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (c)	487	482
Series 2021-A, Class B, 1.79%, 4/15/2027 (c)	865	836
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (c)	685	679
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (c)	513	483
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (c)	640	637
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	815	751
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	653	620
Series 2016-3, Class AA, 3.00%, 10/15/2028	864	803
Series 2021-1, Class B, 3.95%, 7/11/2030	903	817
Series 2019-1, Class AA, 3.15%, 2/15/2032	1,053	988
American Credit Acceptance Receivables Trust
Series 2021-1, Class B, 0.61%, 3/13/2025 (c)	270	269
Series 2020-4, Class C, 1.31%, 12/14/2026 (c)	795	786
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	710	690
Series 2020-3, Class C, 1.06%, 8/18/2026	315	303
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (c)	420	410
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (c)	215	200
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (c)	725	667
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	390	357
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (c)	330	298

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (c)	290	278
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (c)	156	153
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (c)	1,123	1,081
Series 2021-1A, Class A, 2.16%, 4/15/2036 (c)	719	668
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (c)	1,003	934
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (c)	390	371
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	290	274
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	405	380
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (c)	521	484
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (c)	190	183
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (c)	255	254
Series 2021-B, Class C, 1.23%, 3/15/2027 (c)	675	656
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (c)	1,645	1,619
Series 2020-2A, Class C, 2.73%, 11/15/2029 (c)	750	739
Series 2021-2A, Class A, 0.96%, 2/15/2030 (c)	1,110	1,073
Series 2021-3A, Class A, 1.00%, 5/15/2030 (c)	1,205	1,163
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (c)	259	254
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (c)	136	135
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	480	446
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	178	178
Series 2020-1, Class A, 2.50%, 6/10/2028	533	495
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	171	165
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (c)	519	503
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (c)	330	320
Series 2021-2A, Class C, 1.10%, 2/16/2027 (c)	215	207
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (c)	495	468
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡ (c)	223	209
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	760	741
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (c)	1,074	1,045
Series 2021-1A, Class A, 1.27%, 3/15/2027 (c)	879	856
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (c)	350	339
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (c)	1,145	1,011
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (c)	460	446
Series 2020-4, Class C, 1.28%, 2/16/2027 (c)	585	566
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (i)	720	666
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (c)	56	56
Series 2021-2, Class A, 0.68%, 6/19/2028 (c)	97	97
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (c)	840	830
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (c)	670	663
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (c)	260	259
GLS Auto Receivables Trust
Series 2021-2A, Class B, 0.77%, 9/15/2025 (c)	320	313
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (c)	1,122	1,027
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (c)	679	631

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
JetBlue Pass-Through Trust
Series 2020-1, Class B, 7.75%, 11/15/2028	403	440
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (c)	1,013	996
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (c)	871	865
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (c)	535	521
Series 2021-B, Class A, 1.11%, 2/15/2029 (c)	1,218	1,200
Series 2021-B, Class B, 1.68%, 2/15/2029 (c)	570	538
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (c)	1,264	1,256
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (c)	442	430
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (c)	1,055	1,050
Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	1,065	973
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (c)	145	145
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (c)	833	816
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (c)	1,135	1,101
Series 2021-1A, Class B, 2.33%, 3/20/2026 (c)	285	277
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (c)	935	912
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (c)	1,284	1,206
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (c)	199	188
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (c)	650	624
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	658	640
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	516	489
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	1,423	1,344
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (c)	385	383
Series 2021-1A, Class A, 0.93%, 3/22/2027 (c)	584	570
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (c)	260	247
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (c)	8	8
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (c)	593	576
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (c)	2,075	1,959
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (c)	154	154
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (c)	1,017	1,003
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (c)	1,449	1,404
Series 2021-3, Class A, 1.15%, 5/15/2029 (c)	1,557	1,526
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (c)	740	733
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (c) (i)	1,389	1,350
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (c) (e)	1,506	1,449
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (c) (e)	1,218	1,168
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (c)	514	479
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (c)	380	348
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (c)	810	768
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	2,223	2,001
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	910	860
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (c)	600	586
Series 2021-A, Class A, 2.30%, 12/22/2031 (c)	1,640	1,556
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (c)	470	443
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	460	455

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (c)	344	328
Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (c)	440	425
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (c)	897	884
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (c)	270	267
Series 2021-1A, Class C, 1.33%, 9/16/2024 (c)	310	305
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	181	170
Series 2019-2, Class B, 3.50%, 5/1/2028	460	415
Series 2016-2, Class A, 3.10%, 10/7/2028	198	181
Series 2018-1, Class A, 3.70%, 3/1/2030	517	482
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (c)	209	204
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (c)	399	397
Series 2021-1, Class A, 0.87%, 3/20/2031 (c)	138	137
Series 2021-4, Class A, 0.84%, 9/20/2031 (c)	253	246
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (c)	500	484
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (c) (e)	385	375
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (e)	480	464
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (c)	420	415
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (e)	481	466
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (c) (e)	1,876	1,818
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (e)	1,625	1,561
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (c) (e)	1,087	1,039
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (c) (e)	758	732
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (e)	1,231	1,199
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (c) (e)	1,510	1,460
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (c)	509	495
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (c)	260	255
Series 2020-3A, Class D, 1.65%, 2/17/2026 (c)	375	363
Series 2021-1A, Class C, 0.95%, 3/16/2026 (c)	1,535	1,487

TOTAL ASSET-BACKED SECURITIES (Cost $91,061)		87,403

MORTGAGE-BACKED SECURITIES — 3.6%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	528	536
Pool # QA6772, 3.50%, 1/1/2050	389	392
Pool # QB4026, 2.50%, 10/1/2050	1,989	1,910
Pool # QB4045, 2.50%, 10/1/2050	1,221	1,167
Pool # QB4484, 2.50%, 10/1/2050	777	749
Pool # QB4542, 2.50%, 10/1/2050	645	623
Pool # RA4224, 3.00%, 11/1/2050	280	274
Pool # QB8503, 2.50%, 2/1/2051	758	724
Pool # QC4789, 3.00%, 7/1/2051	635	624
Pool # QD5778, 3.00%, 1/1/2052	716	703
Pool # QD4686, 4.00%, 1/1/2052	444	454
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,525	1,640
Pool # FM3118, 3.00%, 5/1/2050	504	496
Pool # BQ2894, 3.00%, 9/1/2050	1,132	1,114
Pool # BQ3996, 2.50%, 10/1/2050	840	807
Pool # BQ5243, 3.50%, 10/1/2050	358	360

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CA7398, 3.50%, 10/1/2050	1,313	1,324
Pool # BR4318, 3.00%, 1/1/2051	226	221
Pool # CA8637, 4.00%, 1/1/2051	1,845	1,917
Pool # CB2637, 2.50%, 1/1/2052	963	920
Pool # BU3079, 3.00%, 1/1/2052	538	529
Pool # BV0273, 3.00%, 1/1/2052	1,360	1,335
Pool # CB2670, 3.00%, 1/1/2052	861	847
Pool # BV4831, 3.00%, 2/1/2052	434	426
Pool # BV0295, 3.50%, 2/1/2052	1,235	1,255
Pool # BV3950, 4.00%, 2/1/2052	544	564
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	530	572
Pool # BL8639, 1.09%, 4/1/2028	689	623
Pool # AM5319, 4.34%, 1/1/2029	480	510
Pool # BL5457, 2.57%, 7/1/2029	780	764
Pool # BS0448, 1.27%, 12/1/2029	1,001	898
Pool # BL9748, 1.60%, 12/1/2029	398	365
Pool # AN7593, 2.99%, 12/1/2029	294	294
Pool # AN8285, 3.11%, 3/1/2030	300	305
Pool # AM8544, 3.08%, 4/1/2030	135	136
Pool # BL9251, 1.45%, 10/1/2030	775	696
Pool # BL9891, 1.37%, 12/1/2030	545	486
Pool # AN6149, 3.14%, 7/1/2032	910	917
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,303	1,344
Pool # AN7923, 3.33%, 1/1/2033	565	578
Pool # BS5357, 3.41%, 3/1/2033 (f)	770	789
Pool # AN9067, 3.51%, 5/1/2033	310	319
Pool # BS5511, IO, 3.45%, 8/1/2033 (f)	990	1,010
Pool # BL1012, 4.03%, 12/1/2033	300	327
Pool # BL0900, 4.08%, 2/1/2034	170	183
Pool # AN4430, 3.61%, 1/1/2037	637	657
Pool # BS5107, 3.22%, 3/1/2037 (f)	580	583
Pool # BF0230, 5.50%, 1/1/2058	1,697	1,904
Pool # BF0497, 3.00%, 7/1/2060	775	766
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 4/25/2052 (f)	695	680
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,082	1,098
Pool # BR3929, 3.50%, 10/20/2050	473	489
Pool # BW1726, 3.50%, 10/20/2050	679	700
Pool # BS8546, 2.50%, 12/20/2050	1,757	1,677
Pool # BR3928, 3.00%, 12/20/2050	848	869
Pool # BU7538, 3.00%, 12/20/2050	564	567
Pool # 785294, 3.50%, 1/20/2051	1,736	1,783
Pool # CA8452, 3.00%, 2/20/2051	2,230	2,233
Pool # CA9005, 3.00%, 2/20/2051	435	445
Pool # CB1543, 3.00%, 2/20/2051	1,587	1,593
Pool # CA3588, 3.50%, 2/20/2051	1,479	1,502
Pool # CB1536, 3.50%, 2/20/2051	1,692	1,718
Pool # CB1542, 3.00%, 3/20/2051	1,235	1,239
Pool # CB4433, 3.00%, 3/20/2051	1,983	1,959
Pool # CC0070, 3.00%, 3/20/2051	280	283
Pool # CC8726, 3.00%, 3/20/2051	358	359
Pool # CC8738, 3.00%, 3/20/2051	448	450
Pool # CC8723, 3.50%, 3/20/2051	2,088	2,118
Pool # CC0088, 4.00%, 3/20/2051	191	197
Pool # CC0092, 4.00%, 3/20/2051	245	254
Pool # CC8727, 3.00%, 4/20/2051	564	566
Pool # CC8739, 3.00%, 4/20/2051	1,476	1,481
Pool # CC8740, 3.00%, 4/20/2051	1,360	1,364
Pool # CC8751, 3.00%, 4/20/2051	291	292

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CA3563, 3.50%, 7/20/2051	1,031	1,058
Pool # CE2586, 3.50%, 7/20/2051	1,546	1,569
Pool # MA7534, 2.50%, 8/20/2051	13,382	12,996
Pool # MA7649, 2.50%, 10/20/2051	1,384	1,344
Pool # CK1527, 3.50%, 12/20/2051	1,075	1,091
Pool # CJ8184, 3.50%, 1/20/2052	1,151	1,193
Pool # CK2716, 3.50%, 2/20/2052	874	887
GNMA II, Other
Pool # 785183, 2.94%, 10/20/2070 (i)	776	754

TOTAL MORTGAGE-BACKED SECURITIES (Cost $89,774)		83,745

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (c) (e)	917	879
Bayview Finance LLC
0.00%, 7/12/2033 ‡	1,032	1,032
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	1,157	1,072
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (c) (i)	235	233
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (c) (i)	1,323	1,309
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (c) (i)	1,028	988
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	441	471
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	222	238
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	363	367
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,013	2,047
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	891	963
GNMA
Series 2015-H11, Class FC, 0.66%, 5/20/2065 (i)	574	573
Series 2021-H14, Class YD, 8.42%, 6/20/2071 (i)	977	1,171
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (e)	437	423
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (c) (i)	330	317
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (c) (i)	856	830
Series 2021-10, Class A1, 2.49%, 10/25/2026 (c) (e)	364	349
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	584	587
Series 2019-2, Class M55D, 4.00%, 8/25/2058	1,081	1,100
Series 2019-3, Class M55D, 4.00%, 10/25/2058	967	984
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,319	1,305
Series 2020-3, Class TTW, 3.00%, 5/25/2060	1,320	1,318
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (c) (e)	280	278
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (i)	1,942	1,890
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (c)	330	327
Series 2021-2, Class A, 2.35%, 10/17/2027 (c)	1,090	1,079

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,015)		22,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 1.30%, 12/18/2037 (c) (i)	464	460
Series 2021-FL4, Class AS, 1.57%, 12/18/2037 (c) (i)	510	499
BPR Trust
Series 2021-KEN, Class A, 1.65%, 2/15/2029 (c) (i)	475	472
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.90%, 7/25/2041 (c) (i)	876	834

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	709	722
Series K-1510, Class A2, 3.72%, 1/25/2031	265	282
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	245	229
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (i)	1,466	176
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (c) (i)	570	544
Series 2015-K48, Class C, 3.64%, 8/25/2048 (c) (i)	40	39
Series 2016-K56, Class B, 3.94%, 6/25/2049 (c) (i)	415	416
Series 2016-K722, Class B, 3.89%, 7/25/2049 (c) (i)	275	277
Series 2016-K58, Class B, 3.74%, 9/25/2049 (c) (i)	415	416
Series 2017-K728, Class C, 3.65%, 11/25/2050 (c) (i)	215	213
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 1.20%, 12/15/2037 (c) (i)	394	385
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	925	860

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,247)		6,824

FOREIGN GOVERNMENT SECURITIES — 0.1%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (c)	200	184
Republic of Panama (Panama)
3.16%, 1/23/2030	300	293
Republic of Peru (Peru)
2.78%, 12/1/2060	147	115
United Mexican States (Mexico)
2.66%, 5/24/2031	905	824
3.50%, 2/12/2034	730	679

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,303)		2,095

	Shares (000)
SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (j) (Cost $80,581)	80,581	80,581

Total Investments — 101.2% (Cost $2,151,440)		2,405,624
Liabilities in Excess of Other Assets — (1.2)%		(28,074)

Net Assets — 100.0%		2,377,550

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of March 31, 2022.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.

(j)	The rate shown is the current yield as of March 31, 2022.
‡	Value determined using significant unobservable inputs.

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	391	06/2022	USD	88,590	7,185
U.S. Treasury 10 Year Note	403	06/2022	USD	49,475	(1,534)

					5,651

Short Contracts
MSCI Emerging Markets E-Mini Index	(734)	06/2022	USD	(41,291)	(3,206)

					2,445

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$68,945	$18,458	$87,403
Collateralized Mortgage Obligations	—	20,219	1,911	22,130
Commercial Mortgage-Backed Securities	—	6,824	—	6,824
Corporate Bonds	—	114,227	—	114,227
Exchange-Traded Funds	775,433	—	—	775,433
Foreign Government Securities	—	2,095	—	2,095
Investment Companies	1,144,803	—	—	1,144,803
Mortgage-Backed Securities	—	83,745	—	83,745
U.S. Treasury Obligations	—	88,383	—	88,383
Short-Term Investments
Investment Companies	80,581	—	—	80,581

Total Investments in Securities	$2,000,817	$384,438	$20,369	$2,405,624

Appreciation in Other Financial Instruments
Futures Contracts	$7,185	$—	$—	$7,185
Depreciation in Other Financial Instruments
Futures Contracts	(4,740)	—	—	(4,740)

Total Net Appreciation/Depreciation in Other Financial Instruments	$2,445	$—	$—	$2,445

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of March 31, 2022
Investments in Securities:
Asset-Backed Securities	$13,009	$—	$(930)	$(1)	$8,854	$(5,672)	$6,502	$(2,219)	$(1,085)	$18,458
Collateralized Mortgage Obligations	4,428	(1)	(35)	— (b)	1,165	(1,278)	—	(3,453)	1,085	1,911
Commercial Mortgage-Backed Securities	525	—	—	—	—	—	—	(525)	—	—

Total	$17,962	$(1)	$(965)	$(1)	$10,019	$(6,950)	$6,502	$(6,197)	$—	$20,369

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(954).

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,458	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.09%)
			Yield (Discount Rate of Cash Flows)	2.29% - 5.49% (4.38%)

Asset-Backed Securities	18,458

	879	Discounted Cash Flow	Constant Prepayment Rate	12.50% (12.50%)
			Yield (Discount Rate of Cash Flows)	4.72% (4.72%)

Collateralized Mortgage Obligations	879

Total	$19,337

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2022, the value of these investments was $1,032. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$11,785	$11,414	$(371)	$—	$—	—	$—		$—
JPMorgan BetaBuilders International Equity ETF (a)	477,892	24,890	83,260	1,452	(33,162)	387,812	6,981	11,550		—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	94,402	4,011	39,412	6,516	3,386	68,903	648	1,516		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	97,586	7,767	11,997	1,077	(5,121)	89,312	1,044	707		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	64,510	15,752	4,573	204	(6,225)	69,668	1,142	603		—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	115,757	—	—	(1,560)	114,197	14,419	124		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,110	12,402	—	—	(5,624)	43,888	6,407	1,231		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	157,979	62,544	19,020	(2,956)	(34,761)	163,786	9,333	4,225		4,041
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	37,151	1,412	19,557	(3,629)	(1,933)	13,444	1,960	1,411		—
JPMorgan Equity Index Fund Class R6 Shares (a)	527,015	200,292	100,483	3,575	22,282	652,681	9,595	5,976		8,243
JPMorgan High Yield Fund Class R6 Shares (a)	53,649	56,878	10,346	78	(2,890)	97,369	14,112	1,758		—
JPMorgan High Yield Research Enhanced ETF (a)	70,067	11,027	51,998	(2,443)	(2,375)	24,278	496	2,371		—
JPMorgan Income Fund Class R6 Shares (a)	45,375	1,160	44,282	(1,915)	(338)	—	—	1,256		—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	—	9,655	—	—	(83)	9,572	892	13		—
JPMorgan Managed Income Fund Class L Shares (a)	776	—	776	2	(2)	—	—	—	(b)	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	164,294	14,708	121,670	(3,634)	(3,832)	49,866	5,345	1,899		383
JPMorgan U.S. Aggregate Bond ETF (a)	125,591	107,155	88,784	(759)	(7,743)	135,460	2,682	1,196		130
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	62,602	540,225	522,246	—	—	80,581	80,581	20		—
JPMorgan U.S. Value Factor ETF (a)	129,003	—	130,379	5,025	(3,649)	—	—	419		—

Total	$2,145,002	$1,197,420	$1,260,197	$2,222	$(83,630)	$2,000,817		$36,275		$12,797

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.